UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 16, 2025 to September 17, 2025

Commission File Number of issuing entity:  333-259741-05

Central Index Key Number of issuing entity:  0001974587

MSWF Commercial Mortgage Trust 2023-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-259741

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4258171
38-4258172
38-7292494
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-4			X
A-4-1			X
A-4-2			X
A-4-X1			X
A-4-X2			X
A-5			X
A-5-1			X
A-5-2			X
A-5-X1			X
A-5-X2			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Reported Additional Debt: With respect to the Rialto Industrial Mortgage Loan, mezzanine debt in the amount of $19 million was incurred by an affiliate of the related mortgagor during the distribution period.  The related mezzanine lender is MCB Rialto MEZZ Lender LLC.

On September 17, 2025 a distribution was made to holders of the certificates issued by MSWF Commercial Mortgage Trust 2023-1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Bank, National Association, Argentic Real Estate Finance 2 LLC, Morgan Stanley Mortgage Capital Holdings LLC, Starwood Mortgage Capital LLC Argentic Real Estate Finance LLC, and LMF Commercial Mortgage LLC (each a "Securitizer") and held by MSWF Commercial Mortgage Trust 2023-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from August 16, 2025 to September 17, 2025.

Wells Fargo Bank, National Association filed its most recent Form ABS-15G on February 6, 2025. The CIK number for Wells Fargo Bank, N.A. is 0000740906.

Argentic Real Estate Finance 2 LLC filed its most recent Form ABS-15G on January 17, 2025. The CIK number for Argentic Real Estate Finance 2 LLC is 0001968416.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 12, 2025. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Starwood Mortgage Capital LLC filed its most recent Form ABS-15G on January 23, 2025. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

Argentic Real Estate Finance LLC filed its most recent Form ABS-15G on July 28, 2025. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

LMF Commercial, LLC filed its most recent Form ABS-15G on February 3, 2025. The CIK number for LMF Commercial, LLC is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 1, 2025 under Commission File No. 333-259741-05 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 1, 2025 under Commission File No. 333-259741-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for MSWF Commercial Mortgage Trust 2023-1, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00

*REO Account
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for MSWF Commercial Mortgage Trust 2023-1, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/15/2025	$7,398.11
Current Distribution Date	09/17/2025	$7,397.54

Interest Reserve Account
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by MSWF Commercial Mortgage Trust 2023-1, relating to the September 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 1, 2025 under Commission File No. 333-259741-05 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 1, 2025 under Commission File No. 333-259741-05 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: October 1, 2025